Debt Securities Issued (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Debt Instruments Issued [Line Items]
Interest Accrued		$ 43,126	$ 467,773
DEBT SECURITIES ISSUED		$ 1,168,782	9,964,233
Bond Class 24 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Dec. 27, 2017
Nominal Value		$ 546,500
Maturity Date		Dec. 27, 2020
Annual Nominal Rate	[1]	Badlar Private + 4.25%
Debt Securities Gross			716,780
Bond Class 25 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Aug. 11, 2018
Nominal Value		$ 784,334
Maturity Date		Nov. 08, 2020
Annual Nominal Rate	[1]	UVA + 9.50%
Debt Securities Gross			1,761,712
Bond Class 27 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Feb. 28, 2019
Nominal Value		$ 1,090,000
Maturity Date		Aug. 28, 2020
Annual Nominal Rate	[1]	Badlar Private + 6.25%
Debt Securities Gross			1,213,012
Bond Class 28 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Dec. 12, 2019
Nominal Value		$ 1,967,150
Maturity Date		Jun. 12, 2020
Annual Nominal Rate	[1]	Badlar Private + 4%
Debt Securities Gross			2,678,087
Total Principal
Disclosure Of Debt Instruments Issued [Line Items]
Debt Securities Gross		$ 1,125,656	9,496,460
Bonds Clases 26-28-PSA Finance Argentina Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Jan. 02, 2018
Nominal Value		$ 808,333
Maturity Date		Jun. 17, 2020
Annual Nominal Rate	[1]	Badlar Private + 2.75% (class 26) / Badlar Private + 7% (class 28)
Debt Securities Gross			848,785
Class 5 - 8 - 9 - Volkswagen Financial Services [member]
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Feb. 27, 2019
Nominal Value		$ 1,086,556
Maturity Date		Mar. 30, 2023
Annual Nominal Rate	[1]	UVA + 9.24% (class 5) / UVA (class 8) / fixed rate (class 9)
Debt Securities Gross		$ 1,125,656	$ 2,278,084

[1]	Definitions: BADLAR: Interest rate for time deposits of an amount superior than 1 (one) million pesos, from 30 to 35 days. UVA: It is a unit of measure that is updated daily according to CER, based on the consumer price index.